Note Receivable	12 Months Ended
Dec. 31, 2023
Note Receivable
Note Receivable

Note 5 – Note Receivable

On December 13, 2020, the Company and L&F Research LLC (“L&F”) entered into a promissory note agreement (“L&F Note Agreement”) whereby the Company agreed to accept a note receivable in the principal amount of $351,579 from L&F (“L&F Note”). The L&F Note bears interest at a rate of 1.17% per annum, payable annually, and matures on the earliest of (a) the date on which the Company demands payment of all amounts outstanding under the L&F Note following an event of default and (b) December 15, 2025. L&F is required to immediately prepay the L&F Note and all accrued and unpaid interest on the L&F Note with the following: (a) 100% of the proceeds of the second $500,000 of milestone payments paid by ZyVersa to L&F pursuant to the terms of the license agreement (See Note 8 - Commitments and Contingencies), (b) 100% of the gross proceeds from the sale of common stock by L&F to ZyVersa pursuant to the terms of the Put Option (See Note 9 – Stockholders’ Permanent and Temporary Equity), (c) 100% of the gross proceeds in excess of $1.00 per share from the sale of Predecessor common stock by L&F to any party other than ZyVersa and (d) proceeds received in connection with certain liquidation events as defined in the agreement. Commencing on December 13, 2021 and, so long as the principal amount of the L&F Note remains outstanding, on each December 13 through December 13, 2025, the Company will pay L&F an annual administrative fee equal to $6,000.

The L&F Note was outstanding as of December 31, 2022 as the Company had not received payment from L&F of the amount due, nor had the Company made any required payments to L&F in connection with the license agreement described in Note 8 – Commitments and Contingencies, and such amount was recorded as a contra-liability against the milestone payments due to L&F in connection with the license agreement, which was included in accrued expenses and other current liabilities (see Note 6 – Accrued Expenses and other Current Liabilities). In recording the L&F Note receivable as a contra-liability, the Company considered the commercial substance, the intent of the parties and the overall contractual agreements between ZyVersa and L&F Research, which afford both parties the legal right to set-off the milestone liability owed by the Company to L&F Research with the L&F Note receivable to the Company. The Company determined that the amounts could be offset in the balance sheet because i) the amounts owed by and to the Company are determinable, ii) the Company has a legal right to set off the milestone liability owed to L&F Research by the amount of the L&F Note due to the Company, iii) the Company intends to set off the L&F Note receivable against the milestone liability, and iv) the set off right is enforceable by law.

On March 29, 2023, the Company paid the $648,421 of cash to L&F, thus meeting the conditions of Waiver A (see Note 8 – Commitments and Contingencies), which also had the effect of canceling the Note Receivable and the Put Option.

ZYVERSA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS